Seward & Kissel LLP
                              1200 G Street, N.W.
                                   Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)

                                                          January 5, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549



            Re:   AllianceBernstein Blended Style Series, Inc. -
                  U.S. Large Cap Portfolio
                  File Nos. 333-87002 and 811-21081
                  ---------------------------------

Ladies and Gentlemen:

       On behalf of AllianceBernstein Blended Style Series, Inc. - U.S. Large Cap Portfolio (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Statement of Additional Information for the Fund that would have been filed under Rule 497(c) does not differ from the one included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on December 29, 2010.

       A copy of the Prospectuses for the Fund were filed under Rule 497(c) today.

                                                   Sincerely,

                                                   /s/  Young Seo
                                                   --------------
                                                        Young Seo





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